Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Reserve of returned products	$ 107,699		$ 112,339	$ 45,410
Allowance for doubtful accounts			396,499	359,395
Reserve for excess and obsolete inventories			$ 112,339	101,305
Warranty terms			The product returns are almost entirely ballasts. Since its inception, the Company has purchased its ballasts from two Chinese manufacturers and one of them (formally a related party entity, see Note 4) offers a three-year warranty on certain of its products.
Product returned value			$ 740,927	453,778
Federally insured limit	250,000		250,000	250,000
Fair value of the derivative liabilities	$ (2,630,052)		2,545,918
Fair Value, Inputs, Level 1 [Member]
Fair value of the derivative liabilities			$ 7,415,000
United States [Member]
Concentration risks percentage	3.80%	0.30%	2.20%	1.00%
Sales Revenue, Net [Member]
Concentration risks percentage			10.00%	10.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentration risks percentage		12.00%
Sales Revenue, Net [Member] | Customers Two [Member]
Concentration risks percentage		17.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risks percentage	16.90%		17.10%
Accounts Receivable [Member] | Customers Two [Member]
Concentration risks percentage	18.60%		14.80%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risks percentage			14.50%
Accounts Receivable [Member] | Customer Four [Member]
Concentration risks percentage			14.30%
Accounts Receivable [Member] | One Customer [Member]
Concentration risks percentage				18.00%
Common Stock [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares			$ 3,000,000
Convertible Notes [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares	$ 1,947,826		2,101,000
Preferred Stock [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares			$ 1,947,826